Unaudited Condensed Consolidated Statements of Changes In Preferred Stock and Stockholders’ Equity (Deficit) - USD ($)		Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported Parent’s Net Investment	Previously Reported	Series A Preferred Stock		Series AA Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Parent’s Net Investment	Total
Balance at Jun. 30, 2021
Balance (in Shares) at Jun. 30, 2021
Net loss						$ (611,196)							(611,196)	(611,196)
Advance from Parent													611,196	611,196
Balance at Mar. 29, 2022
Balance (in Shares) at Mar. 29, 2022
Balance at Mar. 31, 2022
Balance (in Shares) at Mar. 31, 2022
Issuance of common stock to former Parent
Issuance of common stock to former Parent (in Shares)										1,000
Vesting of early exercised stock options										$ 18	157			$ 175
Vesting of early exercised stock options (in Shares)										175,000				15,000,000
Stock-based compensation											34,133			$ 34,133
Net loss						(1,074,151)						(1,074,151)		(1,074,151)
Balance at Jun. 30, 2022		$ 18	$ 34,290	$ (1,074,151)		(1,039,843)	$ 5,000,000			$ 4	34,304	(1,074,151)		(1,039,843)
Balance (in Shares) at Jun. 30, 2022		176,000					1,203,695	[1]	25,277,591	42,370
Vesting of early exercised stock options										$ 13	512			525
Vesting of early exercised stock options (in Shares)										126,388
Stock-based compensation											102,399			102,399
Net loss												(2,885,444)		(2,885,444)
Balance at Sep. 30, 2022							$ 5,000,000			$ 17	137,215	(3,959,595)		(3,822,363)
Balance (in Shares) at Sep. 30, 2022							1,203,695	[1]	25,277,591	168,758
Balance at Jun. 30, 2022		$ 18	34,290	(1,074,151)		(1,039,843)	$ 5,000,000			$ 4	34,304	(1,074,151)		(1,039,843)
Balance (in Shares) at Jun. 30, 2022		176,000					1,203,695	[1]	25,277,591	42,370
Vesting of early exercised stock options		$ 389	1,711			2,100
Vesting of early exercised stock options (in Shares)		3,887,500
Stock-based compensation			409,595			409,595
Net loss				(11,114,402)		(11,114,402)
Balance at Jun. 30, 2023		$ 407	$ 445,596	$ (12,188,553)		$ (11,742,550)	$ 5,000,000			$ 98	445,905	(12,188,553)		(11,742,550)
Balance (in Shares) at Jun. 30, 2023		4,063,500					1,203,695	[1]	25,277,591	978,243
Balance							$ 5,000,000			$ 407	445,596	(12,188,553)		(11,742,550)
Balance (in Shares)							5,000,000	[1]	105,000,000	4,063,500
Recapitalization										$ (309)	309
Recapitalization (in Shares)							(3,796,305)	[1]	(79,722,409)	(3,085,257)
Issuance of Series A preferred stock							$ 9,750,000
Issuance of Series A preferred stock (in Shares)	[1]						2,407,389
Conversion of series A and series AA preferred stock into common stock							$ (14,750,000)			$ 2,889	14,747,111			14,750,000
Conversion of series A and series AA preferred stock into common stock (in Shares)							(3,611,084)	[1]	(25,277,591)	28,888,675
Vesting of early exercised stock options										$ 263	12,462			12,725
Vesting of early exercised stock options (in Shares)										2,633,082
Stock-based compensation											1,194,653			1,194,653
Issuance of common stock issued for PIPE investment										$ 100	9,999,900			10,000,000
Issuance of common stock issued for PIPE investment (in Shares)										1,000,000
Issuance of common stock upon completion of business combination										$ 170	(474,147)			$ (473,977)
Issuance of common stock upon completion of business combination (in Shares)										1,701,232				1,701,232
Transactions cost											(1,801,200)			$ (1,801,200)
Net loss												(1,870,497)		(1,870,497)
Balance at Sep. 30, 2023										$ 3,520	$ 24,124,684	$ (14,059,050)		$ 10,069,154
Balance (in Shares) at Sep. 30, 2023										35,201,232

[1]	Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3